Summary of Significant Accounting Policies - Pro forma information Premium receivable reinsurance and Acquisition costs (Details) $ in Millions			9 Months Ended	12 Months Ended
	Jun. 08, 2020 USD ($)	Jan. 01, 2019 USD ($) item shares	Sep. 30, 2020 USD ($) segment	Dec. 31, 2019 USD ($) segment shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 employee
Proceeds from release of shares upon repayment			$ 1.3
Number of reportable segments | segment			1	1
Premium receivable, allowance for doubtful accounts			$ 0.4	$ 0.2	$ 0.0
Allowance for uncollectible reinsurance				0.0
Amortization of deferred acquisition costs				$ 2.1	0.7
Options to purchase common stock | Executive
Proceeds from release of shares upon repayment	$ 1.3	$ 1.3			$ 1.2
Subscriptions receivable, number of executive employees		2				2
Restricted Stock | Executive
Share Based Compensation Arrangements By Share Based Payments In Purchase Agreements | shares		513,537		513,537	619,024